8 of 13 DOCUMENTS

Nationwide Life Insurance Company, et al.; Notice of Application

SECURITIES AND EXCHANGE COMMISSION

Release Nos. IC - 25492, 812-12644

2002 SEC LEXIS 716

March 21, 2002

CORE TERMS: adviser, registered, affiliated, open-end, voting, invest, investment adviser, exemption, investors, acquire, outstanding, acquiring, entity, holder, Conduct Rules, services provided, requested relief, service fees, underwriting, overreaching, underwriter, proportion, aggregate, selling, consideration paid, easily accessible, undue influence, public interest, voting stock, indirectly

ACTION:

[*1] Notice of application under section 12(d)(1)(J) of the Investment Company Act of 1940 (“Act”) for an exemption from sections 12(d)(1)(A) and (B) of the Act and under sections 6(c) and 17(b) of the Act for an exemption from section 17(a) of the Act.

TEXT: Summary of Application: The order would permit certain registered open-end management investment companies to acquire shares of other registered open-end management investment companies and unit investment trusts both within and outside the same group of investment companies.

Applicants: Nationwide Life Insurance Company (“NLIC”), Gartmore Mutual Funds (“GMF”), Gartmore Variable Insurance Trust (“GVIT”), Gartmore Mutual Fund Capital Trust (“GMFCT”), Gartmore Global Asset Management Trust (“GGAMT”) and Gartmore Morley Capital Management (“GMCM” and, together with GMFCT and GGAMT, the “Advisers”).

Filing Dates: The application was filed on September 12, 2001 and amended on March 21, 2002.

Hearing or Notification of Hearing: An order granting the application will be issued unless the Commission orders a hearing. Interested persons may request a hearing by writing to the Commission’s Secretary and serving applicants with a copy [*2] of the request, personally or by mail. Hearing requests should be received by the Commission by 5:30 p.m. on April 15, 2002, and should be accompanied by proof of service on applicants, in the form of an affidavit or, for lawyers, a certificate of service. Hearing requests should state the nature of the writer’s interest, the reason for the request, and the issues contested. Persons may request notification of a hearing by writing to the Commission’s Secretary.

Addresses: Secretary, Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. Applicants, One Nationwide Plaza, Columbus, OH 43215.

For Further Information, Contact: John L. Sullivan, Senior Counsel, at (202) 942-0681, or Nadya B. Roytblat, Assistant Director, at (202) 942-0564 (Division of Investment Management, Office of Investment Company Regulation).

Supplementary Information: The following is a summary of the application. The complete application may be obtained for a fee at the Commission’s Public Reference Branch, 450 Fifth Street, NW, Washington, DC 20549-0102 (tel. 202-942-8090).

2002 SEC LEXIS 716, *

Applicants’ Representations:

1. GMF is an Ohio business trust registered under the Act as an open-end management investment [*3] company. GVIT is a Massachusetts business trust registered under the Act as an open-end management investment company. The Gartmore Investment Companies (as defined below) are comprised of separate series, each of which represents a separate portfolio of securities with its own investment objectives and policies. The term “Gartmore Investment Companies” refers to GMF and GVIT and any current or future registered open-end management investment companies that are part of the “same group of investment companies” (as defined in section 12(d)(1)(G) of the Act) as GMF and GVIT.

2. NLIC is a stock life insurance company organized under the laws of the state of Ohio and a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a provider of diversified financial services. n1 NLIC issues variable insurance contracts, which offer opportunities to invest in the Gartmore Investment Companies through separate accounts registered under the Act (“Registered Separate Accounts”) and separate accounts exempt from registration under the Act (“Unregistered Separate Accounts” and, together with the Registered Separate Accounts, the “Separate Accounts”). The Gartmore Investment Companies, [*4] including the Funds of Funds (as defined below), serve, although not exclusively, as funding mediums for the Separate Accounts and may serve, in the future, as funding mediums for Separate Accounts sponsored by insurance companies other than NLIC.

n1 For purposes of the requested relief, NLIC includes any entity controlling, controlled by, or under common control with NLIC.

3. Applicants request relief to permit certain series of GMF and GVIT that are advised by an Adviser (the “Funds of Funds”) to invest (a) in other series of the Gartmore Investment Companies (“Affiliated Underlying Funds”) and (b) in other registered open-end management investment companies and unit investment trusts that are not part of the “same group of investment companies” as the Gartmore Investment Companies (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). n2

n2 For purposes of the requested relief, Adviser includes any entity controlling, controlled by, or under common control with an Adviser.

[*5]

4. Each Fund of Funds may make investments in government securities, short-term fixed income securities and other securities that are not issued by registered investment companies and which are consistent with its investment objectives and in a fixed rate investment contract issued by NLIC (“Nationwide Contract”). Applicants state that each Fund of Funds will enable investors to create a comprehensive asset allocation program with just one investment and will provide a simple, convenient and cost-efficient program for investors who are able to identify their investment goals and risk tolerances but may not be comfortable deciding how to invest their assets to achieve those goals.

5. GMFCT, GGAMT, and GMCM are registered as investment advisers under the Investment Advisers Act of 1940. GMFCT serves as investment adviser to the Funds of Funds and certain other series of the Gartmore Investment Companies, including the GMF Index Funds. GMFCT is an indirect subsidiary of NFS. GGAMT serves as investment adviser to certain series of the Gartmore Investment Companies. GMCM serves as investment adviser to two series of GMF.

Applicants’ Legal Analysis:

A. Section 12(d)(1) of the Act

1. [*6] Section 12(d)(1)(A) of the Act prohibits a registered investment company from acquiring shares of an investment company if the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company. Section 12(d)(1)(B) of the Act prohibits a registered open-end investment company from selling its shares to another investment company if the sale will cause the acquiring company to own more than 3% of the acquired company’s voting stock, or if the sale will cause more than 10% of the acquired company’s voting stock to be owned by investment companies generally.

2002 SEC LEXIS 716, *

2. Section 12(d)(1)(J) of the Act provides that the Commission may exempt any person, security, or transaction, or any class or classes of persons, securities or transactions, from any provision of section 12(d)(1) if the exemption is consistent with the public interest and the protection of investors. Applicants seek an exemption under section 12(d)(1)(J) to permit the Funds of Funds to acquire shares of Underlying Funds [*7] and to permit Underlying Funds to sell shares to the Funds of Funds beyond the limits set forth in sections 12(d)(1)(A) and (B).

3. Applicants state that the proposed arrangement will not give rise to the policy concerns underlying sections 12(d)(1)(A) and (B), which include concerns about undue influence by a fund of funds over underlying funds, excessive layering of fees, and overly complex fund structures. Accordingly, applicants believe that the requested exemption is consistent with the public interest and the protection of investors.

4. Applicants state that the proposed arrangement will not result in undue influence by a Fund of Funds or its affiliates over Underlying Funds. To limit the control that a Fund of Funds may have over an Unaffiliated Underlying Fund, applicants propose a condition prohibiting the Advisers, the Fund of Funds, and certain affiliates (individually or in the aggregate) from controlling an Unaffiliated Underlying Fund within the meaning of section 2(a)(9) of the Act.

5. To limit further the potential for undue influence by a Fund of Funds or its affiliates over an Unaffiliated Underlying Fund, applicants state that a Fund of Funds and its Adviser, promoter, [*8] and principal underwriter, and any person controlling, controlled by, or under common control with any of those entities (each, a “Fund of Funds Affiliate”) will not cause any investment by the Fund of Funds in shares of an Unaffiliated Underlying Fund to influence the terms of any services or transactions between the Fund of Funds or a Fund of Funds Affiliate and the Unaffiliated Underlying Fund or its investment adviser, sponsor, promoter, principal underwriter, and any person controlling, controlled by, or under common control with any of those entities (each, an “Unaffiliated Fund Affiliate”). The board of trustees of the Fund of Funds (“Board”), including a majority of the trustees who are not “interested persons,” as defined in section 2(a)(19) of the Act (“Disinterested Trustees”), also will adopt procedures designed to assure that the Adviser is conducting the investment program of the Fund of Funds without taking into account any consideration received by the Fund of Funds or a Fund of Funds Affiliate from an Unaffiliated Underlying Fund or an Unaffiliated Fund Affiliate in connection with any services or transactions. The board of each Unaffiliated Underlying Fund that is [*9] organized as an open-end management investment company (“Unaffiliated Fund”), including a majority of the Disinterested Trustees, also will determine that, among other things, any consideration paid by the Unaffiliated Fund to the Fund of Funds or a Fund of Funds Affiliate is fair and reasonable and does not involve overreaching on the part of any person concerned.

6. To avoid the possibility that a Fund of Funds or a Fund of Funds Affiliate could force an Unaffiliated Underlying Fund to purchase certain securities, applicants state that a Fund of Funds will not cause an Unaffiliated Underlying Fund to purchase a security from an underwriting or selling syndicate in which a principal underwriter is an officer, director, member of an advisory board, investment adviser, or employee of the Fund of Funds, or a person of which any such officer, director, member of an advisory board, investment adviser, or employee is an affiliated person (each, an “Underwriting Affiliate”). For the purpose of the requested relief, an offering of securities during the existence of an underwriting or selling syndicate of which a principal underwriter is an Underwriting Affiliate is considered an “Affiliated [*10] Underwriting.”

7. Applicants further state that the board of an Unaffiliated Fund, including a majority of the Disinterested Trustees, will adopt procedures designed to monitor any purchases of securities by the Unaffiliated Fund in Affiliated Underwritings, including any purchases made directly from each Underwriting Affiliate, and will make certain findings to assess whether the purchases were influenced by the investment by the Fund of Funds in shares of the Unaffiliated Fund. An Unaffiliated Fund will keep certain records concerning these purchases.

8. As an additional assurance that an Unaffiliated Fund understands the implications of an investment by a Fund of Funds under the requested order, the Fund of Funds and Unaffiliated Fund will execute an agreement (prior to an investment in the shares of the Unaffiliated Fund in excess of the limits of section 12(d)(1)(A)(i) of the Act) stating that the Unaffiliated Fund understands the terms and conditions of the order and agrees to fulfill its responsibilities under the order. Applicants note that an Unaffiliated Underlying Fund may choose to reject an investment from a Fund of Funds.

9. Applicants do not believe that the proposed [*11] arrangement will involve excessive layering of fees. With respect to Registered Separate Accounts that invest in a Fund of Funds, no sales load will be charged at the Fund of Funds level or at the Underlying Fund level. Other sales charges and service fees, as defined in rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc. (“NASD”), if any, will only be charged at the Fund of Funds level or at the Underlying Fund level, not both. With respect to other investments in a Fund of Funds, any sales

2002 SEC LEXIS 716, *

charges and/or service fees charged with respect to shares of a Fund of Funds will not exceed the limits applicable to a fund of funds set forth in rule 2830 of the Conduct Rules of the NASD. Applicants represent that, with respect to an investment by a Registered Separate Account in a Fund of Funds, the aggregate of all fees and charges at all levels will be reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the applicable parties.

10. In addition, applicants note that the Board of a Fund of Funds, including a majority of the Disinterested Trustees, would be required to determine that the advisory or [*12] management fees charged to the Fund of Funds are based on services provided that are in addition to, rather than duplicative of, services provided to Underlying Funds in which a Fund of Funds invest. Furthermore, an Adviser to a Fund of Funds will waive or offset fees otherwise payable to the Adviser by a Fund of Funds in an amount at least equal to any compensation received by the Adviser or an affiliated person of the Adviser from an Unaffiliated Underlying Fund in connection with the investment by a Fund of Funds in the Unaffiliated Underlying Fund.

11. Applicants state that the proposed arrangement will not create an overly complex fund structure. Applicants note that an Underlying Fund will be prohibited from acquiring securities of any investment company in excess of the limits contained in section 12(d)(1)(A) of the Act, except to the extent permitted by an exemptive order. Applicants also represent that a Fund of Fund’s prospectus and sales literature will contain clear, concise “plan English” disclosure designed to inform investors of the unique characteristics of the Fund of Funds’ structure, including but not limited to, the expense structure and the additional expenses [*13] of investing in Underlying Funds.

B. Section 17(a) of the Act

1. Section 17(a) of the Act generally prohibits sales or purchases of securities between a registered investment company and any affiliated person of the company or an affiliated person of such person. Section 2(a)(3) of the Act defines an “affiliated person” of another person to include, among others: (a) any person that directly or indirectly owns, controls, or holds with power to vote 5% or more of the outstanding voting securities of the other person; (b) any person 5% or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote by the other person; and (c) any person directly or indirectly controlling, controlled by, or under common control with the other person.

2. Applicants state that the Funds of Funds and the Affiliated Underlying Funds may be deemed to be under common control by virtue of having the same Adviser. Additionally, applicants state that a Fund of Funds and an Unaffiliated Underlying Fund may become affiliated persons if a Fund of Funds acquires more than 5% of the Unaffiliated Underlying Fund’s outstanding voting securities. Applicants also [*14] state that GMFCT may be deemed an affiliated person of NLIC, the issuer of the Nationwide Contract, as they are both under the common control of NFS. The Funds of Funds, through their affiliation with NFS, may therefore be deemed affiliated persons of NLIC. In light of these possible affiliations, section 17(a) could prevent an Underlying Fund from selling shares to and redeeming shares from a Fund of Funds and purchasing the Nationwide Contract from NLIC.

3. Section 17(b) of the Act authorizes the Commission to grant an order permitting a transaction otherwise prohibited by section 17(a) if it finds that (a) the terms of the proposed transaction, including the consideration to be paid or received, are fair and reasonable and do not involve overreaching on the part of any person concerned; (b) the proposed transaction is consistent with the policies of each registered investment company involved; and (c) the proposed transaction is consistent with the general purposes of the Act. Section 6(c) of the Act permits the Commission to exempt any person or transactions from any provision of the Act if such exemption is necessary or appropriate in the public interest and consistent with the [*15] protection of investors and the purposes fairly intended by the policy and provisions of the Act.

4. Applicants submit that the proposed arrangement satisfies the standards for relief under sections 17(b) and 6(c) of the Act. Applicants state that the terms of the arrangement are fair and reasonable and do not involve overreaching. Applicants note that the consideration paid for the sale and redemption of shares of the Underlying Funds will be based on the net asset values of the Underlying Funds. Applicants state that the investment by a Fund of Funds in shares of the Underlying Funds and the Nationwide Contract and the issuance of shares of the Underlying Funds to a Fund of Funds will be effected in accordance with the investment policies contained in the registration statement of such Fund of Funds. In addition, the Fund of Funds will pay no sales load when purchasing the Nationwide Contract, and the guaranteed rate on the Nationwide Contract will be at least as favorable as the guaranteed rate on all other similar fixed contracts issued by NLIC. Furthermore, each Fund of Funds will be permitted to remove its assets from the Nationwide Contract at any time without the imposition [*16] of a sales charge or market value adjustment.

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Applicants’ Conditions:

Applicants agree that the order granting the requested relief will be subject to the following conditions:

1. (a) The Advisers, (b) any person controlling, controlled by, or under common control with the Advisers, and (c) any investment company and any issuer that would be an investment company but for sections 3(c)(1) or 3(c)(7) of the Act advised or sponsored by the Advisers or any person controlling, controlled by, or under common control with an Adviser (the “Group”) will not control (individually or in the aggregate) an Unaffiliated Underlying Fund within the meaning of section 2(a)(9) of the Act. If, as a result of a decrease in the outstanding voting securities of an Unaffiliated Underlying Fund, the Group, in the aggregate, becomes a holder of more than 25% of the outstanding voting securities of the Unaffiliated Underlying Fund, then the Group (except for any member of the Group that is a Separate Account) will vote its shares of the Unaffiliated Underlying Fund in the same proportion as the vote of all other holders of the Unaffiliated Underlying Fund’s shares. A Registered Separate Account will seek [*17] voting instructions from its contract holders and will vote its shares in accordance with the instructions received and will vote those shares for which no instructions were received in the same proportion as the shares for which instructions were received. An Unregistered Separate Account will either (i) vote its shares of the Unaffiliated Underlying Fund in the same proportion as the vote of all other holders of the Unaffiliated Underlying Fund’s shares; or (ii) seek voting instructions from its contract holders and vote its shares in accordance with the instructions received and vote those shares for which no instructions were received in the same proportion as the shares for which instructions were received.

2. A Fund of Funds and a Fund of Funds Affiliate will not cause any existing or potential investment by the Fund of Funds in shares of an Unaffiliated Underlying Fund to influence the terms of any services or transactions between the Fund of Funds or a Fund of Funds Affiliate and the Unaffiliated Underlying Fund or an Unaffiliated Fund Affiliate.

3. The Board of each Fund of Funds, including a majority of the Disinterested Trustees, will adopt procedures reasonably designed [*18] to assure that the Adviser is conducting the investment program of the Fund of Funds without taking into account any consideration received by the Fund of Funds or Fund of Funds Affiliate from an Unaffiliated Underlying Fund or an Unaffiliated Fund Affiliate in connection with any services or transactions.

4. Once an investment by a Fund of Funds in the securities of an Unaffiliated Fund exceeds the limits of 12(d)(1)(A)(i) of the Act, the board of each such Unaffiliated Fund, including a majority of the Disinterested Trustees, will determine that any consideration paid by the Unaffiliated Fund to a Funds or a Fund of Funds Affiliate in connection with any services or transactions: (a) is fair and reasonable in relation to the nature and quality of the services and benefits received by the Unaffiliated Fund; (b) is within the range of consideration that the Unaffiliated Fund would be required to pay to another unaffiliated entity in connection with the same services or transactions; and (c) does not involve overreaching on the part of any person concerned.

5. No Fund of Funds of Fund of Funds Affiliate will cause an Unaffiliated Underlying Fund to purchase a security from an Underwriting [*19] Affiliate.

6. The board of an Unaffiliated Fund, including a majority of the Disinterested Trustees, will adopt procedures reasonably designed to monitor any purchases of securities by the Unaffiliated Fund in an Affiliated Underwriting, once an investment by a Fund of Funds in the securities of the Unaffiliated Fund exceeds the limits of section 12(d)(1)(A)(i) of the Act, including any purchases made directly from an Underwriting Affiliate. The board of the Unaffiliated Fund will review these purchases periodically, but no less frequently than annually, to determine whether the purchases were influenced by the investment by the Fund of Funds in shares of the Unaffiliated Fund. The board of the Unaffiliated Fund should consider, among other things, (a) whether the purchases were consistent with the investment objectives and policies of the Unaffiliated Fund; (b) how the performance of securities purchased in an Affiliated Underwriting compares to the performance of comparable securities purchased during a comparable period of time in underwritings other than Affiliated Underwritings or to a benchmark such as a comparable market index; and (c) whether the amount of securities purchased [*20] by the Unaffiliated Fund in Affiliated Underwritings and the amount purchased directly from an Underwriting Affiliate have changed significantly from prior years. The board will take any appropriate actions based on its review, including, if appropriate, the institution of procedures designed to assure that purchases of securities from Affiliated Underwritings are in the best interest of shareholders.

7. The Unaffiliated Fund will maintain and preserve permanently in an easily accessible place a written copy of the procedures described in the preceding condition, and any modifications, and will maintain and preserve for a period of not less than six years from the end of the fiscal year in which any purchase from an Affiliated Underwriting occurred, the first two years in an easily accessible place, a written record of each purchase made once an investment by a Fund of

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Funds in the securities of an Unaffiliated Fund exceeds the limits of Section 12(d)(1)(A)(i) of the Act, setting forth from whom the securities were acquired, the identity of the underwriting syndicate’s members, the terms of the purchase, and the information or materials upon which the board’s determinations were made. [*21]

8. Prior to an investment in shares of an Unaffiliated Fund in excess of the limits in section 12(d)(1)(A)(i), the Fund of Funds and the Unaffiliated Fund will execute an agreement stating, without limitation, that the Unaffiliated Fund understand the terms and conditions of the order and agrees to fulfill its responsibilities under the order. At the time of its investment in shares of an Unaffiliated Fund in excess of the limits in section 12(d)(1)(A)(i), a Fund of Funds will notify the Unaffiliated Fund of the investment. At such time, the Fund of Funds also will transmit to the Unaffiliated Fund a list of the names of each Fund of Funds Affiliate and Underwriting Affiliate. The Fund of Funds will notify the Unaffiliated Fund of any changes to the list as soon as reasonably practicable after a change occurs. The Unaffiliated Fund and the Fund of Funds will maintain and preserve a copy of the order, the agreement, and the list with any updated information for a period of not less than six years from the end of the fiscal year in which any investment occurred, the first two years in an easily accessible place.

9. Prior to approving any investment advisory or management contract under [*22] section 15 of the Act, the Board of each Fund of Funds, including a majority of the Disinterested Trustees, must find that the advisory or management fees charged under the contract are based on services provided that are in addition to, rather than duplicative of, the services provided to Underlying Funds in which the Fund of Funds will invest. This finding, and the basis upon which the finding was made, will be recorded fully in the minute books of the Fund of Funds.

10. An Adviser to a Fund of Funds will waive or offset fees otherwise payable to the Adviser by the Fund of Funds in an amount at least equal to any compensation (including fees received pursuant to a plan adopted by an Unaffiliated Fund under rule 12b-1 under the Act) received by the Adviser or an affiliated person of the Adviser from an Unaffiliated Underlying Fund in connection with the investment by the Fund of Funds in the Unaffiliated Underlying Fund.

11. With respect to Registered Separate Accounts that invest in a Fund of Funds, no sales load will be charged at the Fund of Funds level or at the Underlying Fund level. Other sales charges and service fees, as defined in rule 2830 of the Conduct Rules of the NASD, [*23] if any, will only be charged at the Fund of Funds level or at the Underlying Fund level, not both. With respect to other investments in a Fund of Funds, any sales charges and/or service fees charged with respect to shares of a Fund of Funds will not exceed the limits applicable to a fund of funds set forth in rule 2830 of the Conduct Rules of the NASD.

12. No Underlying Fund will acquire securities of any other investment company in excess of the limits contained in section 12(d)(1)(A) of the Act, except to the extent that such Underlying Fund (i) receives securities of another investment company as a dividend or as a result of a plan of reorganization of a company (other than a plan devised for the purpose of evading section 12(d)(1) of the Act); or (ii) acquires (or is deemed to have acquired) securities of another investment company pursuant to exemptive relief from the Commission permitting such Underlying Fund to (a) acquire securities of one more affiliated investment companies for short-term cash management purposes, or (b) engage in interfund borrowing and lending transactions.

For the Commission, by the Division of Investment Management, under delegated authority.